Madison Mosaic Funds
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147  FAX: 608-274-7905

BY EDGAR

November 24, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of Madison Mosaic Tax-Free Trust.

We are making this filing pursuant to Rule 485(a) rather than Rule 485(b) for the purposes of incorporating the changes mandated by the recent revisions to Form N-1A.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel
Madison Mosaic Funds

Enclosures